LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ 65.3	$ 53.5
Short-term lease, low-value assets, and variable lease payments expenses	21.0	16.4
Net book value of property, plant and equipment leased under operating lease to third parties	115.9	130.4
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	0.0	0.6
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	64.0	51.4
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ 1.3	$ 1.5